Note 20 Non current assets and disposal groups classified as held for sale breakdown by items (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	€ (966)	€ (1,022)
Liabilities included in disposal groups classified as held for sale	0	0
Foreclosures and recoveries [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	(993)	(1,070)
Other assets from tangible assets [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	(1,037)	(1,063)
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	(46)	(40)
Liabilities included in disposal groups classified as held for sale	0	0
Other assets classified as held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	0	0
Accrued amortization [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	(89)	(93)
Impairment losses [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	€ (1,020)	€ (1,057)